Net Loss From Continuing Operations - Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Amortization	$ 1,043	$ 896	$ 562
Cost of revenue
Disclosure of attribution of expenses by nature to their function [line items]
Amortization	94	77	86
Selling and marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Amortization	158	68	25
General and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Amortization	280	376	241
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Amortization	$ 511	$ 375	$ 210